Plan Description - Narrative (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Payroll deductions, percent of annual compensation	100.00%
Auto increase in deferral rate	1.00%
Service time	1000 hours
Forfeited nonvested accounts	$ 561,562	$ 471,948
Amount allocated to participant	471,948
Minimum borrowing amount	1,000
Maximum borrowing amount	$ 50,000
Borrowing amount, percent of vested account balance	50.00%
Basis spread on variable rate	2.00%
Maximum borrowing term	5 years
Maximum borrowing term for a home loan	15 years
Retirement age	59 years 6 months
Cash-out limit	$ 1,000
Balance distribution period	90 days
EBP, Employer Not Collectively Bargained
EBP, Description of Plan [Line Items]
Percent of compensation matched	7.00%
Contribution amount, net of forfeitures	$ 7,678,954
Vesting percentage	100.00%
Vesting service period	6 years
EBP, Collectively Bargained
EBP, Description of Plan [Line Items]
Percent of compensation matched	0.00%
Contribution amount, net of forfeitures	$ 15,990,282
Vesting percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
Deferral rate	3.00%
Interest rate	5.25%
Maximum
EBP, Description of Plan [Line Items]
Deferral rate	6.00%
Interest rate	10.50%